Significant accounting policies - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jul. 01, 2018	Jun. 30, 2016
Disclosure of summary of significant accounting policies [line items]
Financial assets available-for-sale		$ 3,679,542
Available for sale reserve	$ (36,824)			$ 36,824
Consolidated loss after income tax	10,270,000	6,039,000	$ 10,670,000
Net current asset position	5,273,710	5,372,114
Net cash outflows from operating activities	6,714,000	8,661,000	11,435,000
Consolidated cash in hand and at bank	5,434,000	5,956,000	$ 14,455,000		$ 33,453,000
Current assets	$ 7,515,000	$ 9,260,000
Research and development tax incentive program [member]
Disclosure of summary of significant accounting policies [line items]
Additional tax deduction percentage	43.50%
Top of range [member] | Research and development tax incentive program [member]
Disclosure of summary of significant accounting policies [line items]
Earning income	$ 20,000,000
Patents and intellectual property [member]
Disclosure of summary of significant accounting policies [line items]
Useful lives of intangible assets	5 years
Licensing agreement for GDC-0084 [member]
Disclosure of summary of significant accounting policies [line items]
Remaining useful life,licensing agreement	15 years
Plant and equipment [member] | Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Estimated useful life of assets	2.5 years
Plant and equipment [member] | Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Estimated useful life of assets	10 years